Equity - Distribution to shareholders (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	9 Months Ended
	Sep. 28, 2023 CNY (¥)	Aug. 31, 2023 $ / shares	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
Equity
Cash dividend per share		$ 0.05
Payment for dividends	¥ 150,579		¥ 150,579	$ 20,638
ADS
Equity
Cash dividend per share		$ 0.15
Class A ordinary shares
Equity
Number of underlying shares represented by each ADS		3